Share option (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Terms and Conditions Related to Grants of Share Options under Share Option Program
(1)	The terms and conditions related to the grants of the share options under the share option program are as follows:

	Parent Company
	Series
	1-1	1-2	1-3	2	3(*)	4
Grant date	March 24, 2017			February 20, 2018	February 22, 2019	March 26, 2019
Types of shares to be issued	Registered common shares
Grant method	Reissue of treasury shares				Reissue of treasury shares, cash settlement
Number of shares (in shares)	22,168	22,168	22,168	1,358	4,177	1,734
Exercise price (in won)	246,750	266,490	287,810	254,120	265,260	254,310
Exercise period	Mar. 25, 2019 ~ Mar. 24, 2022	Mar. 25, 2020 ~ Mar. 24, 2023	Mar. 25, 2021 ~ Mar. 24, 2024	Feb. 21, 2020 ~ Feb. 20, 2023	Feb. 23, 2021 ~ Feb. 22, 2024	Mar. 27, 2021 ~ Mar. 26, 2024
Vesting conditions	2 years’ service from the grant date	3 years’ service from the grant date	4 years’ service from the grant date	2 years’ service from the grant date	2 years’ service from the grant date	2 years’ service from the grant date

(*)	Parts of the grant that have not met the vesting conditions have been forfeited during the year ended December 31, 2019.

	One Store Co., Ltd.	DREAMUS COMPANY (Formerly, IRIVER LIMITED)
		1-1	1-2	1-3
Grant date	April 27, 2018	March 28, 2019	March 28, 2019	March 28, 2019
Types of shares to be issued	Common shares of One Store Co., Ltd.	Common shares of DREAMUS COMPANY (Formerly, IRIVER LIMITED)
Grant method	Issuance of new shares	Issuance of new shares, reissue of treasury shares, cash settlement
Number of shares (in shares)(*)	970,050	400,014	400,005	399,981
Exercise price (in won)	5,390	9,160	9,160	9,160
Exercise period	Apr. 28, 2020 ~ Apr. 27, 2024	Mar. 29, 2021 ~ Mar. 28, 2024	Mar. 29, 2022 ~ Mar. 28, 2025	Mar. 29, 2023 ~ Mar. 28, 2026
Vesting conditions	2 years’ service from the grant date	(a) 2 years’ service from the grant date (b) Average stock price for the exercise period is more than 150% of the exercise price	(a) 3 years’ service from the grant date (b) Average stock price for the exercise period is more than 150% of the exercise price	(a) 4 years’ service from the grant date (b) Average stock price for the exercise period is more than 150% of the exercise price

	Incross Co., Ltd.
	3	4	5	6	7
Grant date	March 30, 2016	March 7, 2017	March 7, 2018	March 7, 2019	October 15, 2019
Types of shares to be issued	Common shares of Incross Co., Ltd.
Grant method	Issuance of new shares, reissue of treasury shares
Number of shares (in shares)	19,750	29,625	9,900	6,600	59,225
Exercise price (in won)	10,571	17,485	25,861	16,895	22,073
Exercise period	Mar. 31, 2019 ~ Mar. 30, 2022	Mar. 7, 2020 ~ Mar. 6, 2023	Mar. 7, 2021 ~ Mar. 6, 2024	Mar. 7, 2022 ~ Mar. 6, 2025	Oct. 15, 2022 ~ Oct. 14, 2025
Vesting conditions	3 years’ service from the grant date	3 years’ service from the grant date	3 years’ service from the grant date	3 years’ service from the grant date	3 years’ service from the grant date

	Life & Security Holdings Co., Ltd.				FSK L&S Co., Ltd.
	1-1	1-2	1-3	1-4
Grant date	August 22, 2019				May 31, 2019
Types of shares to be issued	Common shares of Life & Security Holdings Co., Ltd.				Common shares of FSK L&S Co., Ltd.
Grant method	cash settlement				Issuance of new shares
Number of shares (in shares)	3,506	3,163	6,260	6,245	43,955
Exercise price (in won)	949,940	949,940	1,025,935	1,108,010	10,000
Exercise period	1 st excercise : Applied to 50% of the granted shares and exercisible 6 months after the listing (June. 30, 2023) of Life & Security Holdings Co., Ltd.				June. 1, 2022 ~ May. 31, 2025
2 nd excercise: Applied to 25% of the granted shares and exercisible 12 months after the listing (June. 30, 2023) of Life & Security Holdings Co., Ltd.
3 rd excercise: Applied to 25% of the granted shares and exercisible 18 months after the listing (June. 30, 2023) of Life & Security Holdings Co., Ltd.
Vesting conditions	Service provided until December 31, 2019	Service provided until December 31, 2020	Service provided until December 31, 2021	Service provided until December 31, 2022	3 years’ service from the grant date

(*)	Parts of the grant of One Store Co., Ltd. and DREAMUS COMPANY(Formerly, IRIVER LIMITED) that have not met the vesting conditions have been forfeited during the years ended December 31, 2019 and 2018.

Summary of Share Compensation Expense Recognized
(2)	Share compensation expense recognized during the year ended December 31, 2019 and the remaining share compensation to be recognized in subsequent periods are as follows:

(In millions of won)
	Share compensation expense
As of December 31, 2018	￦	1,203
During the year ended December 31, 2019		2,073
In subsequent periods		4,498

	￦	7,774

Summary of Inputs Used in Binomial Option Pricing Model
(3)	The Group used binomial option pricing model or Monte-Carlo simulation in the measurement of the fair value of the share options at grant date and the inputs used in the model are as follows:

(In won)
	Parent Company
	Series
	1-1	1-2	1-3	2	3	4
Risk-free interest rate	1.86%	1.95%	2.07%	2.63%	1.91%	1.78%
Estimated option’s life	5 years	6 years	7 years	5 years	5 years	5 years
Share price (Closing price on the preceding day)	262,500	262,500	262,500	243,500	259,000	253,000
Expected volatility	13.38%	13.38%	13.38%	16.45%	8.30%	7.70%
Expected dividends	3.80%	3.80%	3.80%	3.70%	3.80%	3.90%
Exercise price	246,750	266,490	287,810	254,120	265,260	254,310
Per share fair value of the option	27,015	20,240	15,480	23,988	8,600	8,111

(In won)
	One Store Co., Ltd.	DREAMUS COMPANY (Formerly, IRIVER LIMITED)
		1-1	1-2	1-3
Risk-free interest rate	2.58%	1.73%	1.77%	1.82%
Estimated option’s life	6 years	—	—	—
Share price (Closing price on the preceding day)	4,925	8,950	8,950	8,950
Expected volatility	9.25%	32.34%	32.34%	32.34%
Expected dividends	0.00%	0.00%	0.00%	0.00%
Exercise price	5,390	9,160	9,160	9,160
Per share fair value of the option	566	1,976	2,189	2,356

(In won)
	Incross Co., Ltd.					FSK L&S Co., Ltd.
	3	4	5	6	7
Risk-free interest rate	2.09%	1.35%	1.50%	1.76%	1.41%	1.64%
Estimated option’s life	6 years	6 years	6 years	6 years	6 years	—
Share price (Closing price on the preceding day)	17,993	43,843	27,300	17,000	22,050	10,455
Expected volatility	20.67%	18.67%	21.28%	25.58%	42.37%	16.20%
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Exercise price	10,571	17,485	25,861	16,895	22,073	10,000
Per share fair value of the option	1,965	9,423	7,277	4,887	9,209	1,420

(In won)
	Life & Security Holdings Co., Ltd.
	1-1 and 1-2
	1 st exercise	2 nd exercise	3 rd exercise
Risk-free interest rate	1.47%	1.47%	1.47%
Estimated option’s life	4 years	4.5 years	5 years
Share price	964,084	964,084	964,084
Expected volatility	25.84%	26.76%	26.79%
Expected dividends	0.00%	0.00%	0.00%
Exercise price	949,940	949,940	949,940
Per share fair value of the option	144,513	145,878	162,219

(In won)
	Life & Security Holdings Co., Ltd.
	1-3
	1 st exercise	2 nd exercise	3 rd exercise
Risk-free interest rate	1.47%	1.47%	1.47%
Estimated option’s life	4 years	4.5 years	5 years
Share price	964,084	964,084	964,084
Expected volatility	25.84%	26.76%	26.79%
Expected dividends	0.00%	0.00%	0.00%
Exercise price	1,025,935	1,025,935	1,025,935
Per share fair value of the option	123,004	125,792	141,861

(In won)
	Life & Security Holdings Co., Ltd.
	1-4
	1 st exercise	2 nd exercise	3 rd exercise
Risk-free interest rate	1.47%	1.47%	1.47%
Estimated option’s life	4 years	4.5 years	5 years
Share price	964,084	964,084	964,084
Expected volatility	25.84%	26.76%	26.79%
Expected dividends	0.00%	0.00%	0.00%
Exercise price	1,108,010	1,108,010	1,108,010
Per share fair value of the option	101,207	105,797	120,924